Segment information and revenue analysis (Details 2) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Total revenues		$ 20,000
Mainland China [Member]
Total revenues	[1]		2,265,425
Outside Mainland China [Member]
Total revenues		20,000
Total Revenues [Member]
Total revenues		$ 20,000	$ 2,265,425

[1]	All of revenues collected from Mainland China were derived from discontinued operations for the six months ended June 30, 2024 and 2023.